Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended					1 Months Ended					1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 25, 2012	Jun. 30, 2012 Series G Preferred Units [Member]	May 18, 2012 Series G Preferred Units [Member]	Dec. 31, 2011 Series G Preferred Units [Member]	Dec. 01, 2011 Series G Preferred Units [Member]	May 25, 2012 2012 Support Services Agreement	May 25, 2012 Riverwood Support Services Agreement	Jun. 30, 2012 Pegasus Capital	Jun. 30, 2011 Pegasus Capital	Jun. 30, 2012 Pegasus Capital	Jun. 30, 2011 Pegasus Capital	Dec. 31, 2011 Pegasus Capital	Dec. 31, 2010 Pegasus Capital	Dec. 31, 2009 Pegasus Capital	Jun. 30, 2012 Pegasus IV [Member]	Jun. 30, 2012 Pegasus IV [Member]	Jun. 30, 2012 Mr. Gibler's life insurance	Jun. 30, 2012 Mr. Gibler's life insurance	Dec. 31, 2011 Mr. Gibler's life insurance	Dec. 31, 2010 Mr. Gibler's life insurance	Dec. 31, 2009 Mr. Gibler's life insurance	Jun. 30, 2012 Lsgc Holdings [Member]	Jun. 30, 2012 Gyro LLC	Jun. 30, 2011 Gyro LLC	Jun. 30, 2012 Gyro LLC	Jun. 30, 2011 Gyro LLC	Dec. 31, 2011 Gyro LLC	Jun. 30, 2012 Tm Protection Resources	Jun. 30, 2011 Tm Protection Resources	Jun. 30, 2012 Tm Protection Resources	Jun. 30, 2011 Tm Protection Resources	Jun. 30, 2012 MWW Group	Jun. 30, 2011 MWW Group	Jun. 30, 2012 MWW Group	Jun. 30, 2011 MWW Group	Dec. 31, 2011 MWW Group	Dec. 31, 2010 MWW Group	Dec. 31, 2009 MWW Group	Feb. 24, 2012 Leon Wagner [Member]	May 02, 2012 Leon Wagner [Member]	Apr. 12, 2012 Leon Wagner [Member]	Jun. 30, 2012 Leon Wagner [Member] Series G Preferred Units [Member]	Apr. 13, 2012 Leon Wagner [Member] Series G Preferred Units [Member]	Mar. 28, 2012 PCA Holdings [Member] Series G Preferred Units [Member]	May 31, 2012 PCA Holdings [Member] Series G Preferred Units [Member]	May 18, 2012 PCA Holdings [Member] Series G Preferred Units [Member]	Apr. 13, 2012 PCA Holdings [Member] Series G Preferred Units [Member]	Mar. 20, 2012 PCA Holdings [Member] Series G Preferred Units [Member]	Apr. 13, 2012 Holdings II [Member] Series G Preferred Units [Member]	Jun. 30, 2012 Holdings II [Member] Series G Preferred Units [Member]
Related Party Transaction [Line Items]
Due to related parties, current																			$ 750,000
Due to related parties													125,000	20,000	187,500		187,500		187,500
Related party transaction payment due for support services															125,000		125,000		125,000
Ownership percentage of subsidiary held in parent															86.50%		86.50%		84.10%
Related party transaction, expenses from transaction with related party															125,000	188,000	250,000	375,000	625,000.0	1,100,000	0.0									0	0	101,000	0	369,000	19,000	70,000	23,000	116,000	44,000	174,000	108,000	278,000	549,000	379,000	0
Interest Expense, Related Party	227,409	43,200	250,000	43,200	43,200	2,884,511	3,680,149															227,000	250,000	43,000	43,000	0								43,000
Related Party, Guaranty fees																											1.7
Related Party, transaction fees																												4.7
Agreed payment of fees related letter agreement																							250,000
Letter Agreement entering date																													Jan. 17, 2012
Services Agreement Expires													The 2012 Support Services Agreement expires upon the earlier of (i) June 30, 2017, (ii) a Change of Control or (iii) a QPO. During the first 30 days of any calendar quarter, the Company has the right to terminate the 2012 Support Services Agreement, effective immediately upon written notice to Pegasus Capital.	The Riverwood Support Services Agreement expires upon the earlier of (i) May 25, 2022, (ii) such date that Riverwood Management and/or its affiliates directly or indirectly beneficially own less than 37.5% of the shares of Series H Preferred Stock purchased pursuant to the Preferred Offering, on an as-converted basis (together with any shares of common stock issued upon conversion thereof); (iii) such date that the Company and Riverwood may mutually agree in writing (iv) a Change of Control or (v) a QPO. During both the three and six months ended June 30, 2012, the Company recorded $20,000 of management fees pursuant to the Riverwood Support Services Agreement.
Future Payment to Riverwood Holdings								50,000
Preferred Units issued										18,250	39,358	34,108																																		2,000	2,000	1,000	6,500	4,500	2,000	17,650	2,000	15,650	2,000	2,000	14,958
Proceeds from issuance of Series G Preferred Units					$ 34,108,000				$ 18,250,000																																					$ 5,000,000					$ 6,000,000					$ 2,000,000